Net Earnings (Loss) Per Share (Tables)	12 Months Ended
Apr. 28, 2012
Reconciliation of Basic and Diluted Loss Per Share

The following is a reconciliation of the Company’s basic and diluted earnings per share calculation:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Numerator for basic earnings (loss) per share:
Income (loss) attributable to Barnes & Noble, Inc.	$(68,867)	(73,920)	36,676
Preferred stock dividends	(11,044)	—	—
Accretion of dividends on preferred stock	(894)	—	—
Less allocation of earnings and dividends to participating securities	—	—	(1,279)

Net income (loss) available to common shareholders	$(80,805)	(73,920)	35,397
Numerator for diluted earnings (loss) per share:
Net income (loss) available to common shareholders	$(80,805)	(73,920)	35,397
Effect of dilutive options	—	—	(10)

Net income (loss) available to common shareholders	$(80,805)	(73,920)	35,387
Denominator for basic and diluted earnings (loss) per share:
Basic weighted average common shares	57,337	56,588	55,344
Average dilutive options	—	—	809

Diluted weighted average common shares	57,337	56,588	56,153
Basic earnings (loss) per common share
Net income (loss) attributable to Barnes & Noble, Inc. available for common shareholders	$(1.41)	(1.31)	0.64
Diluted earnings (loss) per common share
Net income (loss) attributable to Barnes & Noble, Inc. available for common shareholders	$(1.41)	(1.31)	0.63